Cabana Target Drawdown 16 ETF	July 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
EQUITY – 99.8%
Invesco QQQ Trust Series 1	36,611	$13,347,272
Vanguard Communication Services ETF	91,616	13,255,003
Vanguard Consumer Discretionary ETF	41,218	12,986,555
Vanguard Extended Market ETF	70,588	13,161,839
Vanguard Industrials ETF	66,971	13,215,387
Vanguard Information Technology ETF	32,601	13,438,458
Vanguard Mid-Cap ETF	55,409	13,324,202
Vanguard S&P 500 ETF	33,026	13,314,432
Vanguard Small-Cap ETF	58,970	13,088,392
Vanguard Total Stock Market ETF	58,585	13,280,634
		132,412,174
TOTAL EXCHANGE-TRADED FUNDS
(Cost $130,328,947)		132,412,174

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio Institutional Class, 0.03%(a)	298,365	298,365
TOTAL SHORT TERM INVESTMENTS
(Cost $298,365)		298,365
TOTAL INVESTMENTS – 100.0%
(Cost $130,627,312)		132,710,539
Liabilities in Excess of Other Assets – (0.0)%		(65,864)
TOTAL NET ASSETS – 100.0%		$132,644,675

(a)	The rate is the annualized seven-day yield at period end.